Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
2017	$ 10,871
2018	3,748
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	835
Total	$ 18,952	$ 55,339	$ 74,055